Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 896,910	¥ 5,935,994
Unrealized consolidated earnings [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	576,472	434,850
Intangible assets arisen from business combination [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	211,565	452,258
Changes in fair value [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	77,271	20,469
Effective interest adjustment [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	18,045	862,035
Depreciation of property and equipment [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 13,557	8,398
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition		¥ 4,157,984